Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(1)(2)	Average summary compensation table total for non-PEO named executive officers(3)	Average compensation actually paid to non-PEO named executive officers(3)(4)	Value of initial fixed $100 investment based on:		Net (loss) income ($M)(7)	Rule of 40(8)
					Total shareholder return(5)	Peer group total shareholder return(5)(6)
2022	$8,819,151	$3,450,876	$3,654,102	$2,110,183	$74.07	$120.32	$(45.4)	27.5%
2021	11,810,500	18,011,733	3,734,533	5,582,811	99.39	145.22	5.7	28.1%
2020	9,447,879	5,172,031	2,805,816	1,654,935	72.44	131.74	7.7	27.7%

Company Selected Measure Name	Rule of 40
Named Executive Officers, Footnote [Text Block]	During all years presented, Mr. Gianoni was our President and CEO.During 2022, our non-PEO NEOs were: Messrs. Boor, Benjamin, Gregoire and McDearis. During 2021, our non-PEO NEOs were: Messrs. Boor, Gregoire, McDearis and Kevin M. Mooney. During 2020, our non-PEO NEOs were: Messrs. Boor, Gregoire, Mooney and Jon W. Olson.
Peer Group Issuers, Footnote [Text Block]	The peer group total shareholder returns presented include the following compensation peer groups used in evaluating our executive compensation (as discussed beginning on page 40):
a.2022 — 8x8, Inc., ACI Worldwide, Inc., Aspen Technology, Inc., Bottomline Technologies, Inc., Box, Inc., Commvault Systems, Inc., Envestnet, Inc., Fair Isaac Corporation, Mandiant, Inc., Manhattan Associates, Inc., New Relic, Inc., Progress Software Corporation, SolarWinds Corporation, Tyler Technologies, Inc., Verint Systems, Inc. and Ziff Davis, Inc. For more information, including an explanation of the changes, not due to acquisition, made to our prior year compensation peer group, see page 42. We cannot provide a comparable cumulative TSR versus our 2021 peer group as four companies were removed due to acquisitions and were not public during all of 2022. These companies were: Cloudera, Inc., Cornerstone OnDemand, Inc., Proofpoint, Inc. and RealPage, Inc.
b.2021 — 8x8, Inc., ACI Worldwide, Inc., Aspen Technology, Inc., Cloudera, Inc., Commvault Systems, Inc., Cornerstone OnDemand, Inc., Envestnet, Inc., Fair Isaac Corporation, Mandiant, Inc., Ziff Davis, Inc., Manhattan Associates, Inc., New Relic, Inc., Paylocity Holding Corporation, Proofpoint, Inc., RealPage, Inc., Tyler Technologies, Inc. and Verint Systems, Inc. For an explanation of the changes, not due to acquisition, made to our prior year compensation peer group, please refer to Blackbaud’s Proxy Statement for the 2022 Annual Meeting of Stockholders filed on April 19, 2022. We cannot provide a comparable cumulative TSR versus our 2020 peer group as one company, LogMeIn, Inc., was removed due to acquisition and was not public during all of 2021.
c.2020 — ACI Worldwide, Inc., Aspen Technology, Inc., Commvault Systems, Inc., Cornerstone OnDemand, Inc., Envestnet, Inc., Fair Isaac Corporation, Guidewire Software, Inc., LogMeIn, Inc., Manhattan Associates, Inc., New Relic, Inc., Paylocity Holding Corporation, Pegasystems, Inc., Proofpoint, Inc., PTC Inc., RealPage, Inc., Tyler Technologies, Inc. and Verint Systems, Inc.

Changed Peer Group, Footnote [Text Block]	For more information, including an explanation of the changes, not due to acquisition, made to our prior year compensation peer group, see page 42. We cannot provide a comparable cumulative TSR versus our 2021 peer group as four companies were removed due to acquisitions and were not public during all of 2022. These companies were: Cloudera, Inc., Cornerstone OnDemand, Inc., Proofpoint, Inc. and RealPage, Inc.	For an explanation of the changes, not due to acquisition, made to our prior year compensation peer group, please refer to Blackbaud’s Proxy Statement for the 2022 Annual Meeting of Stockholders filed on April 19, 2022. We cannot provide a comparable cumulative TSR versus our 2020 peer group as one company, LogMeIn, Inc., was removed due to acquisition and was not public during all of 2021.
PEO Total Compensation Amount	$ 8,819,151	$ 11,810,500	$ 9,447,879
PEO Actually Paid Compensation Amount	$ 3,450,876	18,011,733	5,172,031
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts shown represent compensation actually paid to Mr. Gianoni, as determined in accordance with SEC rules. The dollar amounts do not necessarily reflect the actual amount of compensation earned or realized by him for the applicable year. The following table sets forth the adjustments included in the actually paid calculation, per SEC rules, for Mr. Gianoni:

CEO	2022	2021	2020
Summary Compensation Table Total	$8,819,151	$11,810,500	$9,447,879
Adjustments
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(8,010,087)	(11,043,175)	(8,828,504)	(A)
Increase based on ASC 718 fair value of awards granted during fiscal year that remain unvested as of fiscal year end, determined as of fiscal year end	7,711,190	12,124,773	7,319,502
Increase based on ASC 718 fair value of awards granted during fiscal year that vested during fiscal year, determined as of vesting date	—	—	—
(Deduction) increase for awards granted prior to fiscal year that were outstanding and unvested as of fiscal year end, determined based on change in ASC 718 fair value from prior fiscal year end to fiscal year end	(3,020,032)	3,008,568	(2,854,841)
(Deduction) increase for awards granted prior to fiscal year that vested during fiscal year, determined based on change in ASC 718 fair value from prior fiscal year end to vesting date	(2,049,345)	2,111,068	87,996
Deduction of ASC 718 fair value of awards granted prior to fiscal year that were forfeited during fiscal year, determined as of prior fiscal year end	—	—	—
Compensation Actually Paid	$3,450,876	$18,011,733	$5,172,031
(A)Amount reported includes $23,070 for Mr. Gianoni which represents the grant date fair value of RSUs granted in lieu of approved base salary merit increases due to COVID-19 during 2020.

Non-PEO NEO Average Total Compensation Amount	$ 3,654,102	3,734,533	2,805,816
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,110,183	5,582,811	1,654,935
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts shown represent average compensation actually paid to our non-PEO NEOs, as determined in accordance with SEC rules. The dollar amounts do not necessarily reflect the actual average amount of compensation earned or realized by them for the applicable year. The following table sets forth the adjustments included in the actually paid calculation, per SEC rules, for our non-PEO NEOs:

Other NEOs	2022	2021	2020
Summary Compensation Table Total	$3,654,102	$3,734,533	$2,805,816
Adjustments
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(3,196,289)	(3,264,293)	(2,361,402)	(A)
Increase based on ASC 718 fair value of awards granted during fiscal year that remain unvested as of fiscal year end, determined as of fiscal year end	3,156,765	3,622,951	1,995,015
Increase based on ASC 718 fair value of awards granted during fiscal year that vested during fiscal year, determined as of vesting date	—	—	—
(Deduction) increase for awards granted prior to fiscal year that were outstanding and unvested as of fiscal year end, determined based on change in ASC 718 fair value from prior fiscal year end to fiscal year end	(860,734)	864,126	(769,472)
(Deduction) increase for awards granted prior to fiscal year that vested during fiscal year, determined based on change in ASC 718 fair value from prior fiscal year end to vesting date	(643,661)	625,493	(15,022)
Deduction of ASC 718 fair value of awards granted prior to fiscal year that were forfeited during fiscal year, determined as of prior fiscal year end	—	—	—
Compensation Actually Paid	$2,110,183	$5,582,811	$1,654,935
(A)Amount reported includes an average of $13,373 for the non-PEO NEOs which represents the grant date fair value of RSUs granted in lieu of approved base salary merit increases due to COVID-19 during 2020.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following graph describes the relationship between compensation actually paid versus cumulative total shareholder return ("TSR"):
Compensation Actually Paid vs. Net Income [Text Block]	The following graph describes the relationship between compensation actually paid versus net income:
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following graph describes the relationship between compensation actually paid versus Rule of 40:
Tabular List [Table Text Block]
The following table sets forth the Company's most important financial performance measures used to link NEO compensation actually paid during 2022 to Company performance.

Company Performance Measures(1)(2)
Non-GAAP Adjusted Recurring Revenue
Non-GAAP Adjusted Income from Operations
Non-GAAP Adjusted Total Revenue
Gross Dollar Retention
Rule of 40
(1)This list is unranked.
(2)For discussion on each performance measure and why it was chosen, see "Short-term Incentive Compensation" (beginning on page 44) and "Long-term Incentive Compensation" (beginning on page 46).

Total Shareholder Return Amount	$ 74.07	99.39	72.44
Peer Group Total Shareholder Return Amount	120.32	145.22	131.74
Net Income (Loss)	$ (45,400,000)	$ 5,700,000	$ 7,700,000
Company Selected Measure Amount	0.275	0.281	0.277
PEO Name	Mr. Gianoni
Additional 402(v) Disclosure [Text Block]	Represents Rule of 40 as reported and not adjusted for year over year foreign currency fluctuations as used in determining results for LTI Three-year PRSUs as described beginning on page 46 of this Proxy Statement. The Company also measures and uses Rule of 40 on a constant currency basis. See Appendix A for a reconciliation of non-GAAP financial measures to results reported in accordance with generally accepted accounting principles.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Adjusted Recurring Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Adjusted Income from Operations
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Adjusted Total Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Gross Dollar Retention
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Rule of 40
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,010,087)	$ (11,043,175)	$ (8,828,504)
PEO [Member] | Equity Awards Granted During The Year Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,711,190	12,124,773	7,319,502
PEO [Member] | Equity Awards Granted During The Year Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted In Prior Years Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,020,032)	3,008,568	(2,854,841)
PEO [Member] | Equity Awards Granted In Prior Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,049,345)	2,111,068	87,996
PEO [Member] | Equity Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Reported As Salary Value [Member]
Pay vs Performance Disclosure [Table]
Included In Adjustment to Compensation Amount			23,070
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,196,289)	(3,264,293)	(2,361,402)
Non-PEO NEO [Member] | Equity Awards Granted During The Year Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,156,765	3,622,951	1,995,015
Non-PEO NEO [Member] | Equity Awards Granted During The Year Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(860,734)	864,126	(769,472)
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(643,661)	625,493	(15,022)
Non-PEO NEO [Member] | Equity Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	0
Non-PEO NEO [Member] | Equity Awards Reported As Salary Value [Member]
Pay vs Performance Disclosure [Table]
Included In Adjustment to Compensation Amount			$ 13,373